Convertible Debentures - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	May 28, 2024 CAD ($) lb shares	May 28, 2024 USD ($) lb $ / shares shares	Sep. 22, 2023 CAD ($) shares	Sep. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Convertible debentures [line items]
Interest expense on debt instruments issued					$ 46,446	$ 32,497
Current interest payable					2,594	2,719
Aggregate Principal Amount Of Material Issuance		$ 250,000
Mining assets [member]
Convertible debentures [line items]
Purchase of Uranium | lb	2,702,411	2,702,411
Purchase of mining assets	$ 341,150	$ 250,000
2023 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures			$ 148,145	$ 110,000
Establishment fee, percent			3.00%	3.00%
Establishment fee			$ 4,443	$ 3,300
Establishment fee (shares) | shares			634,615	634,615
Fair value on the issue date			$ 143,702	$ 106,700
Convertible debentures face value				$ 110,000
Debt instrument convertible maximum shares issuable on conversion of debt | shares			16,272,189	16,272,189
Debt instrument conversion price per share | $ / shares				$ 6.76
Convertible debentures [member]
Convertible debentures [line items]
Comprehensive income (loss)					(52,253)	15,236
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					(78,178)	18,375
Mark-to-market gain (loss) on convertible debentures					$ (130,431)	$ 33,611
2024 Debentures [member]
Convertible debentures [line items]
Establishment fee	$ 10,235	$ 7,500
Establishment fee (shares) | shares	909,090	909,090
Fair value of debenture issuance	$ 330,916	$ 242,500
Percentage of establishment fee	3.00%	3.00%
Aggregate Principal Amount Of Material Issuance		$ 250,000
Debt instrument convertible maximum shares issuable on conversion of debt | shares	23,299,161	23,299,161
Debt instrument conversion price per share | $ / shares		$ 10.73
2024 Debentures [member] | Mining assets [member]
Convertible debentures [line items]
Purchase of Uranium | lb	2,702,411	2,702,411
Purchase of mining assets		$ 250,000